Borrowings	12 Months Ended
Nov. 30, 2020
Debt Disclosure [Abstract]
Borrowings
NOTE 9—BORROWINGS:
Borrowings consist of the following:

	As of November 30,
	2020	2019
SYNNEX United States accounts receivable securitization arrangement	$—	$108,000
SYNNEX Japan credit facility - revolving line of credit component	31,627	5,936
SYNNEX United States credit agreement - revolving line of credit component	—	25,800
SYNNEX United States credit agreement - current portion of term loan component	—	60,000
SYNNEX United States term loan credit agreement - current portion	—	90,000
SYNNEX Japan credit facility - current portion of term loan component	67,088	—
Other borrowings	26,243	9,226

Borrowings, current	$124,958	$298,962

SYNNEX Japan credit facility - term loan component	$—	$63,921
SYNNEX United States credit agreement - term loan component	500,000	1,020,000
SYNNEX United States term loan credit agreement	1,000,000	1,642,500
Other term debt	85	291

Long-term borrowings, before unamortized debt discount and issuance costs	$1,500,085	$2,726,712
Less: unamortized debt discount and issuance costs	(3,385)	(8,452)

Long-term borrowings	$1,496,700	$2,718,260

SYNNEX United States accounts receivable securitization arrangement
In the United States, the Company has an accounts receivable securitization program to provide additional capital for its operations (the “U.S. AR Arrangement”). Under the terms of the U.S. AR Arrangement, which expires in May 2022, the Company’s subsidiary that is the borrower under this facility could borrow up to a maximum of $650,000 based upon eligible trade accounts receivable. In addition, the U.S. AR Arrangement includes an accordion feature to allow requests for an increase in the lenders’ commitment by an additional $150,000. The effective borrowing cost under the U.S. AR Arrangement is a blended rate based upon the composition of the lenders, that includes prevailing dealer commercial paper rates and a rate based upon LIBOR. In addition, a program fee payable on the used portion of the lenders’ commitment, accrues at 1.25% per annum in the case of lender groups who fund their advances based on prevailing commercial paper rates, and 1.30% per annum in the case of lender groups who fund their advances based on LIBOR (subject to a 0.50% per annum floor). A facility fee is payable on the adjusted commitment of the lenders, to accrue at different tiers ranging between 0.35% per annum and 0.45% per annum depending on the amount of outstanding advances from time to time.
Under the terms of the U.S. Arrangement, the Company and two of its U.S. subsidiaries sell, on a revolving basis, their receivables to a wholly-owned, bankruptcy-remote subsidiary. The borrowings are funded by pledging all of the rights, title and interest in the receivables acquired by the Company’s bankruptcy-remote subsidiary as security. Any amounts received under the U.S. AR Arrangement are recorded as debt on the Company’s Consolidated Balance Sheets.
SYNNEX Canada accounts receivable securitization arrangement
SYNNEX Canada Limited (“SYNNEX Canada”), the Company’s subsidiary in Canada, has an accounts receivable securitization program with a bank to provide additional capital for its operations. Under the terms of this program, which matures in May 2023, SYNNEX Canada can borrow up to CAD100,000, or $ 76,864, in exchange for the transfer of eligible trade accounts receivable, on an ongoing revolving basis. The program includes an accordion feature that allows SYNNEX Canada to request an increase in the bank’s commitment up to an additional CAD50,000, or $ 38,432. Any amounts received under this arrangement are recorded as debt on the Company’s Consolidated Balance Sheets and are secured by pledging all of the rights, title and interest in the receivables to the bank. The effective borrowing cost is based on the weighted-average of the Canadian Dollar Offered Rate plus a margin of 1.00% per annum and the prevailing lender commercial paper rates. In addition, prior to an event of termination, SYNNEX Canada is obligated to pay a program fee of 0.75% per annum based on the used portion of the commitment. After an event of termination, the program fee shall be the sum of the base rate and 2.50% per annum, based on the used portion of the commitment. SYNNEX Canada pays a fee of 0.40% per annum for any unused portion of the commitment up to CAD60,000, or $ 46,118, and when the unused portion exceeds CAD60,000, or $ 46,118, a fee of 0.55% per annum of the unused portion of the commitment. As of both May 31, 2021 and November 30, 2020, there was no outstanding balance under this arrangement.
The Company has guaranteed the performance obligations of SYNNEX Canada under this facility.
SYNNEX Japan credit facility
SYNNEX Japan has a credit agreement with a group of banks for a maximum commitment of JPY15,000,000 or $143,761. The credit agreement is comprised of a JPY7,000,000, or $67,088, term loan and a JPY 8,000,000, or $76,672, revolving credit facility and expires in November 2021. The interest rate for the term loan and revolving credit facility is based on the Tokyo Interbank Offered Rate, plus a margin, which is based on the Company’s consolidated leverage ratio, and currently equals 0.70% per annum. The unused line fee on the revolving credit facility is currently 0.10% per annum based on the Company’s consolidated current leverage ratio. The term loan can be repaid at any time prior to the expiration date without penalty. The Company has guaranteed the obligations of SYNNEX Japan under this facility.
SYNNEX United States credit agreement
In the United States, the Company has a senior secured credit agreement (as amended, the “U.S. Credit Agreement”) with a group of financial institutions. The U.S. Credit Agreement includes a $600,000 commitment for a revolving credit facility and a term loan in the original principal amount of $1,200,000. The Company may request incremental commitments to increase the principal amount of the revolving line of credit or term loan by $500,000, plus an additional amount which is dependent upon the Company’s pro forma first lien leverage ratio, as calculated under the U.S. Credit Agreement. The U.S. Credit Agreement matures in September 2022. At November 30, 2020, in connection with the Separation, the Company partially repaid $535,000 of the term loan, using funds drawn by Concentrix from its borrowing arrangements. The remaining outstanding principal of the term loan is payable on maturity. Interest on borrowings under the U.S. Credit Agreement can be based on LIBOR or a base rate at the Company’s option, plus a margin. The margin for LIBOR loans ranges from 1.25% to 2.00% and the margin for base rate loans ranges from 0.25% to 1.00%, provided that LIBOR shall not be less than zero. The base rate is a variable rate which is the highest of (a) the Federal Funds Rate, plus a margin of 0.5%, (b) the rate of interest announced, from time to time, by the agent, Bank of America, N.A., as its “prime rate,” and (c) the Eurodollar Rate, plus 1.0%. The unused revolving credit facility commitment fee ranges from 0.175% to 0.30% per annum. The margins above the applicable interest rates and the revolving commitment fee for revolving loans are based on the Company’s consolidated leverage ratio, as calculated under the U.S. Credit Agreement. The Company’s obligations under the U.S. Credit
 Agreement are secured by substantially all of the parent company’s and its United States domestic subsidiaries’ assets on a pari passu basis with the interests of the lenders under the U.S. Term Loan Credit Agreement (defined below) pursuant to an intercreditor agreement and are guaranteed by certain of the Company’s United States domestic subsidiaries.
SYNNEX United States term loan credit agreement
The Company has a senior secured term loan credit agreement (the “U.S. Term Loan Credit Agreement”) with a group of financial institutions in the original principal amount of $1,800,000. The U.S. Term Loan Credit Agreement matures in October 2023. At November 30, 2020, in connection with Separation, the Company partially repaid $665,000 of the term loan, using funds drawn by Concentrix from its borrowing arrangements. The remaining outstanding principal is payable on maturity. Interest on borrowings under the U.S. Term Loan Credit Agreement can be based on LIBOR or a base rate at the Company’s option, plus a margin. The margin for LIBOR loans ranges from 1.25% to 1.75% and the margin for base rate loans ranges from 0.25% to 0.75%, provided that LIBOR shall not be less than zero. The base rate is a variable rate which is the highest of (a) 0.5% plus the greater of (x) the Federal Funds Rate in effect on such day and (y) the overnight bank funding rate in effect on such day, (b) the Eurodollar Rate plus 1.0% per annum, and (c) the rate of interest last quoted by The Wall Street Journal as the “Prime Rate” in the U.S. During the period in which the term loans were available to be drawn, the Company paid term loan commitment fees. The margins above the Company’s applicable interest rates are, and the term loan commitment fee were, based on the Company’s consolidated leverage ratio as calculated under the U.S. Term Loan Credit Agreement. The Company’s obligations under the U.S. Term Loan Credit Agreement are secured by substantially all of the Company’s and certain of its domestic subsidiaries’ assets on a pari passu basis with the interests of the lenders under the existing U.S. Credit Agreement pursuant to an intercreditor agreement, and are guaranteed by certain of its domestic subsidiaries.
SYNNEX Canada revolving line of credit
SYNNEX Canada has an uncommitted revolving line of credit with a bank under which it can borrow up to CAD50,000, or $38,432. Borrowings under the facility are secured by eligible inventory and bear interest at a base rate plus a margin ranging from 0.50% to 2.25% depending on the base rate used. The base rate could be a Banker’s Acceptance Rate, a Canadian Prime Rate, LIBOR or U.S. Base Rate. As of both November 30, 2020 and 2019, there were no borrowings outstanding under this credit facility.
Other borrowings and term debt
Other borrowings and term debt include lines of credit with financial institutions at certain locations outside the United States, factoring of accounts receivable with recourse provisions, capital leases, a building mortgage and book overdrafts. As of November 30, 2020, commitments for these revolving credit facilities aggregated $47,920. Interest rates and other terms of borrowing under these lines of credit vary by country, depending on local market conditions. Borrowings under these lines of credit facilities are guaranteed by the Company or secured by eligible accounts receivable.
The maximum commitment amounts for local currency credit facilities have been translated into United States Dollars at November 30, 2020 exchange rates.
Future principal payments
As of November 30, 2020, future principal payments under the above loans are as follows:

Fiscal Years Ending November 30,
2021	$124,958
2022	500,085
2023	1,000,000

$1,625,043

Interest expense and finance charges
The total interest expense and finance charges for the Company’s borrowings were $130,800, $171,938 and $92,016 for fiscal years 2020, 2019 and 2018, respectively. The variable interest rates ranged between 0.74% and 8.41%, between 0.70% and 11.38% and between 0.58% and 11.88% in fiscal years 2020, 2019 and 2018, respectively.
Covenant compliance
The Company’s credit facilities have a number of covenants and restrictions that, among other things, require the Company to maintain specified financial ratios and satisfy certain financial condition tests. The covenants also limit the Company’s ability to incur additional debt, make or forgive intercompany loans, pay dividends and make other types of distributions, make certain acquisitions, repurchase the Company’s stock, create liens, cancel debt owed to the Company, enter into agreements with affiliates, modify the nature of the Company’s business, enter into sale-leaseback transactions, make certain investments, transfer and sell assets, cancel or terminate any material contracts and merge or consolidate. As of November 30, 2020, the Company was in compliance with all material covenants for the above arrangements.